SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 16,720	$ 14,192
Governmental authorities	1,920	2,651
Holdback Amount	0	800
Earn-out considerations	19,266	0
Other	3,623	174
Total other current liabilities	$ 41,529	$ 17,817